Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8—Fair Value Measurements
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account Money Market Funds	$316,991,065	$—	$—
Liabilities
Public Warrants	161,456,462	—	—
Private Placement Warrants	—	—	158,469,002

	161,456,462	—	158,469,002
December 31, 2019

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account Money Market Funds	$316,398,889	$—	$—
Liabilities
Public Warrants	6,282,349	—	—
Private Placement Warrants	—	—	3,312,941

	6,282,349	—	3,312,941
Level 1 instruments include investments in money market funds and U.S. Treasury securities, and the Public Warrants when representative market prices were available based on the public trading of the Public Warrants.
The estimated fair value of the Private Placement Warrants, and the Public Warrants, prior to being separately listed and traded, is determined using Level 3 inputs. In the case of the Public Warrants, the Company used a Binomial-Lattice Model (“BLM”) that assumes optimal exercise of the Company’s redemption option at the earliest possible date. In the case of the Private Placement Warrants, since they were also subject to the make-whole table, the Company used a BLM as well. Inherent in options pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility input based on the observed price of its Public Warrants, when available. Otherwise, the volatility input is based on implied volatilities of guideline companies. The risk-free interest rate is based on the U.S. Treasury curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the Warrants is assumed to be equivalent to a probability-weighted average between a two-year life (in the event that there is no business combination) and the contractual life (if a business combination is consummated) of the Warrants. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. For all of the periods presented, the probability assigned to the consummation of a business combination was in the range of 75% - 90%. For the below valuation dates, when a public market price for the stock was not available, the closest available date where a public market price was available for such stock was used instead.
The following table provides quantitative information regarding fair value assumptions for the Public Warrants (fair values, and related inputs and assumptions, of Private Placement Warrants and Public Warrants were materially consistent between July 30, 2019 (IPO Closing Date) and September 6, 2019 (Overallotment Option exercise date by investors):
The following table provides quantitative information regarding fair value assumptions for the Public Warrants:

Initial measurement (July 30 and September 6, 2019)
Stock price	9.82
Exercise price	11.50
Expected term	5.38
Volatility	8.60%
Risk-free rate	1.85%
Dividend yield	0%
Probability of completing a Business Combination	75%

The following table provides quantitative information regarding fair value assumptions for the Private Placement Warrants:

	Initial measurement (July 30 and September 6, 2019)	September 30, 2019	December 31, 2019
Market price of public stock	9.82	9.71	9.80
Exercise price	11.50	11.50	11.50
Expected term	5.38	5.21	4.96
Volatility	8.60%	14.10%	10.50%
Risk-free rate	1.85%	1.55%	1.68%
Dividend yield	0%	0%	0%
Probability of completing a Business Combination	75%	75%	75%

	March 30, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Market price of public stock	9.65	10.05	15.60	40.08
Exercise price	11.50	11.50	11.50	11.50
Expected term	4.71	4.46	4.59	4.47
Volatility	14.20%	15.10%	46.30%	74.30%
Risk-free rate	0.36%	0.26%	0.26%	0.31%
Dividend yield	0%	0%	0%	0%
Probability of completing a Business Combination	75%	75%	90%	90%
The change in the fair value of the warrant liabilities is summarized as follows:

Warrant liabilities (Level 3)
Fair value as of May 10, 2019 (inception)	—
Issuance of Public Warrants and Private Placement Warrants	8,635,764
Change in fair value of Public Warrants and Private Placement Warrants	959,526
Transfer of Public Warrants from Level 3 to Level 1 measurement	(6,282,349)

Fair value of Private Placement Warrants as of December 31, 2019	3,312,941
Change in fair value of Private Placement Warrant s	155,156,061
Fair value of Private Placement Warrants as of December 31, 2020	158,469,002

Transfers to/from Levels 1 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2020. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement at December 31, 2019.